SCHEDULE OF DISAGGREGATION OF REVENUE BY BUSINESS SEGMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting [Line Items]
Revenue from external customers	$ 25,795	$ 30,771
Cost of revenue	20,362	24,845
Selling and distribution
Selling and distribution	625	831
General and administrative
General and administrative	3,417	3,597
Depreciation and amortization
Depreciation and amortization	678	396
Segment operating income
Segment operating income	712	1,102
Interest expenses, net
Interest expenses, net	574	705
Other segment item	137	68
Income before income taxes
Income before income taxes	274	329
Segment assets	47,552	52,584	$ 41,418
Asia Pacific [Member]
Segment Reporting [Line Items]
Revenue from external customers	22,495	25,540
Middle East Europe and Africa [Member]
Segment Reporting [Line Items]
Revenue from external customers	827	2,480
Americas [Member]
Segment Reporting [Line Items]
Revenue from external customers	2,472	2,751
INNEOVA Automotive Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	8,094	12,394
Cost of revenue	8,770	9,770
Selling and distribution
Selling and distribution	281	301
Income before income taxes
Segment assets	13,258	14,513
INNEOVA Industrial Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	16,024	15,446
Cost of revenue	9,910	12,926
Selling and distribution
Selling and distribution	320	488
Income before income taxes
Segment assets	27,946	25,293
INNEOVA Engineering Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	1,677	2,730
Cost of revenue	1,682	2,149
Selling and distribution
Selling and distribution	24	42
Income before income taxes
Segment assets	6,348	12,778
Sale of Products at a Single Point In Time [Member]
Segment Reporting [Line Items]
Revenue from external customers	25,795	30,570
Sale of Products at a Single Point In Time [Member] | INNEOVA Automotive Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	8,094	12,394
Sale of Products at a Single Point In Time [Member] | INNEOVA Industrial Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	16,024	15,446
Sale of Products at a Single Point In Time [Member] | INNEOVA Engineering Division [Member]
Segment Reporting [Line Items]
Revenue from external customers	1,677	2,730
Other (Shipping Charges) [Member]
Segment Reporting [Line Items]
Revenue from external customers		201
INNEOVA Automotive Division [Member]
General and administrative
General and administrative	1,520	1,722
Depreciation and amortization
Depreciation and amortization	178	66
Segment operating income
Segment operating income	(2,655)	535
Interest expenses, net
Interest expenses, net	150	172
Other segment item	262	249
Income before income taxes
Income before income taxes	(2,544)	115
INNEOVA Industrial Division [Member]
General and administrative
General and administrative	1,215	1,259
Depreciation and amortization
Depreciation and amortization	416	270
Segment operating income
Segment operating income	4,162	503
Interest expenses, net
Interest expenses, net	341	456
Other segment item	(116)	(126)
Income before income taxes
Income before income taxes	3,704	172
INNEOVA Engineering Division [Member]
General and administrative
General and administrative	682	432
Depreciation and amortization
Depreciation and amortization	84	60
Segment operating income
Segment operating income	(795)	47
Interest expenses, net
Interest expenses, net	83	75
Other segment item	(9)	(110)
Income before income taxes
Income before income taxes	(886)	82
INNEOVA Corporate Division [Member]
General and administrative
General and administrative		184
Segment operating income
Segment operating income		17
Interest expenses, net
Interest expenses, net		2
Other segment item		55
Income before income taxes
Income before income taxes		$ (40)